Note 27 - Revenue (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Contract with Customer, Asset, after Allowance for Credit Loss	$ 103,080	$ 107,679
Contract with Customer, Asset, after Allowance for Credit Loss, Current	83,389	91,924
Contract with Customer, Liability, Current	45,293	25,616
Contract with Customer, Liability, Revenue Recognized	23,446	28,165
Capital Markets [Member]
Revenue Not from Contract with Customer	42,304	48,244
Other Revenue [Member]
Revenue Not from Contract with Customer	$ 44,549	$ 53,105